Contents of Significant Accounts - Principal Underlying Actuarial Assumptions (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Discount rate	0.91%	1.08%
Rate of future salary increase	3.50%	3.50%